Provisions for legal proceedings (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Judicial deposits amount	$ 860
Description of amount included in judicial deposits	US$ 283 relating to the unification of Fields (Cernambi, Tupi, Tartaruga Verde and Tartaruga Mestiça); (ii) US$ 133 referring to IRPJ and CSLL for not adding profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; (iii) US$ 137 related to CIDE and PIS/COFINS on the chartering of platforms; and (iv) US$ 68 referring to IRPJ and CSLL in the deduction of expenses with Petros.
Balance of provisioned proceedings regarding RMNR	$ 150
Contingent liabilities amount	6,686
Frade consortium [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Increase in contingent liabilities	2,224
Lawsuits in administrative and judicial stages [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Increase in contingent liabilities	534
I c m s collection [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Increase in contingent liabilities	$ 205